LK Balanced Fund
Schedule of Investments
September 30, 2023 (Unaudited)

	Shares	Value
Common Stocks — 69.0%
Communication Services — 4.0%
Alphabet - Class C (1)	4,000	$527,400
Walt Disney (1)	7,000	567,350
		1,094,750
Consumer Discretionary — 5.9%
Alibaba Group Holding (1)	2,000	173,480
Gildan Activewear	19,000	532,190
LKQ	12,200	604,022
MarineMax (1)	9,000	295,380
		1,605,072
Consumer Staples — 3.1%
Crimson Wine Group (1)	29,000	174,145
Hershey	3,300	660,264
		834,409
Energy — 11.8%
Chevron	4,000	674,480
Civitas Resources	5,000	404,350
Phillips 66	7,700	925,155
Texas Pacific Land	650	1,185,314
		3,189,299
Financials — 18.5%
Aflac	10,000	767,500
Arthur J. Gallagher	4,500	1,025,685
Berkshire Hathaway - Class A (1)	2	1,062,954
Berkshire Hathaway - Class B (1)	1,000	350,300
Brookfield	21,000	656,670
Brookfield Asset Management	5,250	175,035
Cullen/Frost Bankers	5,500	501,655
Fifth Third Bancorp	18,000	455,940
		4,995,739
Health Care — 13.0%
Charles River Laboratories International (1)	2,600	509,548
DaVita (1)	6,000	567,180
Elevance Health	1,000	435,420
Johnson & Johnson	4,500	700,875
Pfizer	15,000	497,550
Thermo Fisher Scientific	1,600	809,872
		3,520,445
Industrials — 6.4%
Canadian Pacific Kansas City	8,652	643,795
Lincoln Electric Holdings	5,000	908,950
MSC Industrial Direct Co	1,820	178,633
		1,731,378
Information Technology — 4.5%
Keysight Technologies (1)	1,700	224,927
Microsoft	3,100	978,825
		1,203,752
Materials — 1.8%
Vulcan Materials	2,500	505,050

Total Common Stocks
(Cost $8,882,670)		18,679,894

	Principal Amount	Value
Corporate Bonds — 23.4%
Communication Services — 1.1%
TWDC Enterprises 18
3.000%, 02/13/2026	325,000	307,483

Consumer Discretionary — 5.7%
Genuine Parts
1.750%, 02/01/2025	500,000	471,666
Lowe's Companies
3.375%, 09/15/2025	500,000	478,361
Newell Brands
3.900%, 11/01/2025	250,000	225,831
Tractor Supply
1.750%, 11/01/2030	500,000	380,254
		1,556,112
Consumer Staples — 1.8%
JM Smucker
3.500%, 03/15/2025	500,000	484,138

Financials — 5.1%
Charles Schwab
5.375%, 05/01/2025	500,000	482,888
Old Republic International
3.875%, 08/26/2026	500,000	472,775
Prudential Financial
5.125%, 03/01/2052	500,000	431,686
		1,387,349
Health Care — 3.5%
Cardinal Health
3.500%, 11/15/2024	500,000	485,645
Laboratory Corp of America Holdings
1.550%, 06/01/2026	500,000	448,175
		933,820
Industrials — 2.6%
Boeing
2.196%, 02/04/2026	500,000	459,252
Hexcel
4.950%, 08/15/2025	250,000	243,809
		703,061
Information Technology — 1.8%
Keysight Technologies
4.550%, 10/30/2024	250,000	245,794
KLA
4.650%, 11/01/2024	250,000	246,695
		492,489
Utilities — 1.8%
Black Hills
1.037%, 08/23/2024	500,000	478,107
Total Corporate Bonds
(Cost $6,739,964)		6,342,559

	Principal Amount	Value
U.S. Government Notes/Bonds — 3.7%
United States Treasury Bonds
0.125%, 10/15/2023	500,000	499,065
2.750%, 02/15/2024	500,000	494,970
		994,035
Total U.S. Government Notes/Bonds
(Cost $994,326)		994,035

Short-Term Investment — 3.9%
First American Government Obligations, Class Z, 5.22% (2)	1,049,930	1,049,930
Total Short-Term Investment
(Cost $1,049,930)		1,049,930

Total Investments — 100.0%
(Cost $17,666,890)		27,066,418
Other Assets in Excess of Liabilities, Net — 0.0%		13,200
Total Net Assets — 100.0%		$27,079,618

Percentages are stated as a percent of net assets.

(1)	Non-income producing security.
(2)	The rate shown represents the seven-day yield as of September 30, 2023.

Investment Valuation

Each equity security owned by the Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If a security is listed on more than one exchange, the Fund will use the price on the exchange that the Fund generally considers to be the principal exchange on which the security is traded.

Fund securities, including common stocks, preferred stocks and exchange traded funds, listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If, on a particular day, an exchange-listed or NASDAQ security does not trade, then: (i) the security is valued at the mean between the most recent quoted bid and asked prices at the close of the exchange on such day; or (ii) the security is valued at the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and the over-the-counter markets as published by an approved independent pricing service (“Pricing Service”).

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Foreign securities are traded on foreign exchanges which typically close before the close of business on each day on which the NYSE is open. Each security trading on these exchanges may be valued utilizing a systematic fair valuation model provided by a pricing service. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close and are classified as Level 2 securities. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time.

Redeemable securities issued by open-end, registered investment companies, including money market mutual funds, are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under procedures, subject to oversight by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Adviser will regularly evaluate whether the Fund's fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures.

The Trust has adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures,” which requires the Fund to classify its securities based on a valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of September 30, 2023:

	Level 1	Level 2	Level 3	Total
Common Stock	$18,679,894	$–	$–	$18,679,894
Corporate Bonds	–	6,342,559	–	6,342,559
Short-Term Investment	1,049,930	–	–	1,049,930
U.S. Government Notes/Bonds	–	994,035	–	994,035
Total Investments	19,729,824	7,336,594	–	27,066,418